Employee benefits (Details 3)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Discount rate		4.20%	4.90%
Future salary growth		7.10%	7.24%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	3.70%
Future salary growth	6.28%
Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	4.60%
Future salary growth	7.10%